UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 45.4%
Banks – 22.8%
Abbey National Treasury Services PLC
$ 1,675,000	2.875%		04/25/14	$ 1,636,147
ANZ National (International) Ltd.(a)
1,700,000	6.200		07/19/13	1,781,039
Australia & New Zealand Banking Group Ltd.(a)(b)
4,100,000	1.209		01/10/14	4,101,082
Bank of Nova Scotia(a)
6,700,000	1.050		03/20/15	6,743,858
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
3,600,000	2.600		01/22/13	3,627,313
BB&T Corp.
2,725,000	3.850		07/27/12	2,730,744
BPCE SA(a)(b)
1,875,000	2.216		02/07/14	1,853,241
Caisse centrale Desjardins du Quebec(a)
600,000	2.550		03/24/16	631,472
Canadian Imperial Bank of Commerce(a)
2,200,000	2.750		01/27/16	2,334,922
Capital One Financial Corp.
3,825,000	2.125		07/15/14	3,844,958
Citigroup, Inc.
1,575,000	6.375		08/12/14	1,685,946
Commonwealth Bank of Australia(a)(b)
4,625,000	1.198		03/17/14	4,632,155
Credit Suisse New York
3,275,000	3.450		07/02/12	3,275,000
DnB Boligkreditt AS(a)
300,000	2.100		10/14/15	305,438
18,100,000	2.900		03/29/16	18,795,493
Intesa Sanpaolo New York
2,700,000	2.375		12/21/12	2,633,059
JPMorgan Chase & Co.
3,850,000	1.875		03/20/15	3,831,790
Mizuho Corporate Bank Ltd.(a)
1,475,000	2.550		03/17/17	1,496,520
Morgan Stanley
550,000	3.450		11/02/15	533,028
Nordea Bank AB(a)(b)
6,550,000	1.367		01/14/14	6,550,701
Nordea Eiendomskreditt AS(a)
4,000,000	0.889	(b)	04/07/14	3,995,588
1,200,000	1.875		04/07/14	1,217,261
Rabobank Nederland(a)
4,675,000	4.200		05/13/14	4,884,440
Royal Bank of Scotland PLC(a)
2,975,000	4.875		08/25/14	3,058,719
Sparebank 1 Boligkreditt AS(a)
6,200,000	2.625		05/26/16	6,380,047
Standard Chartered PLC(a)
3,625,000	3.850		04/27/15	3,791,946
Sumitomo Mitsui Banking Corp.(a)(b)
4,550,000	1.416		07/22/14	4,589,180
Swedbank Hypotek AB(a)(b)
1,100,000	0.911		03/28/14	1,097,853
Toronto-Dominion Bank(a)
3,500,000	1.625		09/14/16	3,564,946
1,600,000	1.500		03/13/17	1,613,766
UBS AG
2,625,000	3.875		01/15/15	2,703,150
Wells Fargo & Co.
2,700,000	1.250		02/13/15	2,682,437

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Westpac Banking Corp.
$ 3,025,000	2.250%		11/19/12	$ 3,045,162

				115,648,401

Consumer Products(b) – 0.3%
The Procter & Gamble Co.
1,550,000	0.386		02/06/14	1,551,235

Electric(c) – 3.2%
Carolina Power & Light Co.
3,140,000	6.500		07/15/12	3,145,200
Commonwealth Edison Co.
3,625,000	1.625		01/15/14	3,667,142
PacifiCorp
2,675,000	5.450		09/15/13	2,820,359
Public Service Co. of Colorado
2,325,000	7.875		10/01/12	2,365,839
Southern Co.
875,000	4.150		05/15/14	922,422
Wisconsin Electric Power Co.
2,875,000	6.000		04/01/14	3,107,311

				16,028,273

Energy – 3.5%
Apache Corp.(c)
2,975,000	6.000		09/15/13	3,161,949
BP Capital Markets PLC
2,675,000	3.125		10/01/15	2,835,603
EnCana Corp.(c)
625,000	4.750		10/15/13	651,616
Shell International Finance BV(c)
4,475,000	1.875		03/25/13	4,523,111
Statoil ASA(c)
650,000	3.875		04/15/14	685,629
3,470,000	5.125	(a)	04/30/14	3,732,880
Total Capital Canada Ltd.(c)
2,425,000	1.625		01/28/14	2,462,643

				18,053,431

Food and Beverage – 1.4%
Diageo Finance BV
3,700,000	5.500		04/01/13	3,835,464
Kellogg Co.(c)
3,200,000	5.125		12/03/12	3,259,802

				7,095,266

Health Care Products(c) – 1.6%
St. Jude Medical, Inc.
3,575,000	2.200		09/15/13	3,619,664
Thermo Fisher Scientific, Inc.
4,575,000	2.150		12/28/12	4,597,601

				8,217,265

Health Care Services(c) – 1.0%
Covidien International Finance SA
1,625,000	1.875		06/15/13	1,643,106
2,525,000	2.800		06/15/15	2,626,668
McKesson Corp.
950,000	3.250		03/01/16	1,009,785

				5,279,559

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Life Insurance – 3.6%
MassMutual Global Funding II(a)(b)
$ 4,250,000	0.961%	09/27/13	$ 4,266,061
Metropolitan Life Global Funding I(a)
1,725,000	5.125	04/10/13	1,782,046
3,437,000	5.125	06/10/14	3,685,715
Nationwide Life Global Funding I(a)
1,175,000	5.450	10/02/12	1,183,547
Prudential Financial, Inc.
1,625,000	2.750	01/14/13	1,641,032
Sun Life Financial Global Funding LP(a)(b)
3,750,000	0.719	10/06/13	3,716,925
TIAA Global Markets, Inc.(a)(c)
1,900,000	5.125	10/10/12	1,921,320

			18,196,646

Media – Non Cable(c) – 0.8%
Reed Elsevier Capital, Inc.
450,000	7.750	01/15/14	492,675
Thomson Reuters Corp.
3,209,000	5.950	07/15/13	3,372,647

			3,865,322

Noncaptive – Financial – 2.1%
American Express Credit Corp.
3,650,000	2.750	09/15/15	3,791,728
General Electric Capital Corp.(b)
4,625,000	1.319	01/07/14	4,644,296
250,000	0.598	03/20/14	247,878
HSBC Finance Corp.(b)
1,350,000	0.816	07/19/12	1,350,340
525,000	0.818	09/14/12	525,009

			10,559,251

Pharmaceuticals(c) – 0.3%
GlaxoSmithKline Capital PLC
1,350,000	0.750	05/08/15	1,349,846

Real Estate Investment Trust(c) – 1.2%
Simon Property Group LP
2,475,000	4.200	02/01/15	2,609,909
WEA Finance LLC(a)
1,341,000	5.400	10/01/12	1,354,320
WEA Finance LLC/WT Finance Australia Property Ltd.(a)
2,025,000	7.500	06/02/14	2,209,451

			6,173,680

Technology(c) – 1.4%
Hewlett-Packard Co.
3,920,000	6.125	03/01/14	4,209,610
International Business Machines Corp.
2,545,000	6.500	10/15/13	2,733,936

			6,943,546

Tobacco – 0.7%
Philip Morris International, Inc.
3,300,000	6.875	03/17/14	3,639,201

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – 1.2%
ALLTEL Corp.
$ 1,350,000	6.500%		11/01/13	$ 1,446,965
Vodafone Group PLC(c)
4,450,000	5.000		12/16/13	4,720,235

				6,167,200

Wirelines Telecommunications(c) – 0.3%
France Telecom SA
1,325,000	4.375		07/08/14	1,392,015

TOTAL CORPORATE OBLIGATIONS				$230,160,137

Agency Debentures – 4.6%
FHLB
$ 4,600,000	0.210%		01/04/13	$ 4,599,756
FNMA
14,200,000	0.376	(b)	05/17/13	14,215,364
2,400,000	4.125		04/15/14	2,560,762
1,700,000	0.375		03/16/15	1,694,844

TOTAL AGENCY DEBENTURES				$ 23,070,726

Asset-Backed Securities – 7.3%
Autos – 1.9%
Huntington Auto Trust Series 2012-1, Class A3
$ 4,000,000	0.810%		09/15/16	$ 4,012,564
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
2,400,000	0.680		06/15/15	2,402,537
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4
3,200,000	2.140		08/22/16	3,241,359

				9,656,460

Home Equity(b) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745		06/25/28	29,061
Centex Home Equity Series 2004-D, Class MV3
137,626	1.245		09/25/34	19,467
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
54,085	2.495		05/25/34	7,625

				56,153

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
56,184	4.350		04/15/40	56,734

Student Loan – 5.4%
Access Group, Inc. Series 2002-1, Class A2(b)
1,642,893	0.648		09/25/25	1,634,869
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14(b)
625,119	0.578		09/25/23	623,580
College Loan Corp. Trust Series 2004-1, Class A3(b)
3,194,765	0.626		04/25/21	3,179,173
College Loan Corp. Trust Series 2005-1, Class A2(b)
7,000,000	0.566		07/25/24	6,880,801
College Loan Corp. Trust Series 2005-2, Class A2(b)
1,633,030	0.577		10/15/21	1,629,807

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan – (continued)
Education Funding Capital Trust I Series 2004-1, Class A2(b)
$ 1,141,156	0.628%		12/15/22	$ 1,136,118
Educational Services of America, Inc. Series 2010-1, Class A1(a)(b)
1,873,550	1.316		07/25/23	1,877,242
GCO Slims Trust Series 2006-1A Class Note(a)
83,262	5.720		03/01/22	76,601
Northstar Education Finance, Inc. Series 2005-1, Class A1(b)
409,270	0.566		10/28/26	406,633
SLM Student Loan Trust Series 2007-1, Class A3(b)
3,923,733	0.496		07/25/18	3,918,973
SLM Student Loan Trust Series 2007-2, Class A2(b)
3,187,260	0.466		07/25/17	3,174,714
Sun Trust Student Loan Trust Series 2006-1A, Class A2(a)(b)
1,736,923	0.566		07/28/20	1,733,832
US Education Loan Trust LLC Series 2006-1, Class A2(a)(b)
714,645	0.597		03/01/25	707,690

				26,980,033

TOTAL ASSET-BACKED SECURITIES				$ 36,749,380

Foreign Debt Obligations – 1.7%
Sovereign – 0.9%
Ontario Province of Canada
$ 4,700,000	1.875%		11/19/12	$ 4,725,375

Supranational(b) – 0.8%
Inter-American Development Bank
4,100,000	0.917		05/20/14	4,146,076

TOTAL FOREIGN DEBT OBLIGATIONS				$ 8,871,451

Government Guarantee Obligations(d) – 11.2%
Achmea Hypotheekbank NV(a)(b)
$ 8,200,000	0.816%		11/03/14	$ 8,144,166
BRFkredit A/S(a)(b)
10,800,000	0.717		04/15/13	10,800,983
FIH Erhvervsbank AS(a)
5,500,000	2.450		08/17/12	5,514,031
Kreditanstalt fuer Wiederaufbau(b)
15,800,000	0.253		06/17/13	15,801,185
Landwirtschaftliche Rentenbank
2,400,000	4.125		07/15/13	2,489,197
6,500,000	4.875		01/10/14	6,909,097
Westpac Banking Corp.(a)
7,200,000	1.900		12/14/12	7,243,358

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 56,902,017

U.S. Treasury Obligations – 24.5%
United States Treasury Inflation Protected Securities
$ 2,929,224	2.000%		07/15/14	$ 3,105,886
3,253,122	1.625		01/15/15	3,459,988
3,075,228	1.875		07/15/15	3,347,663
United States Treasury Notes
18,800,000	0.125		09/30/13	18,764,845
10,100,000	0.500		10/15/13	10,127,976
9,900,000	2.750		10/31/13	10,222,937
5,100,000	0.750		12/15/13	5,132,946
4,600,000	0.125		12/31/13	4,587,810
32,500,000	0.250	(e)	01/31/14	32,470,424

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes (continued)
$ 9,100,000	0.250%	05/31/14	$ 9,088,989
19,800,000	0.250	05/15/15	19,714,266
4,200,000	0.750	06/30/17	4,204,116

TOTAL U.S. TREASURY OBLIGATIONS			$124,227,846

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$479,981,557

Short-term Investments – 4.7%
Commercial Paper – 1.0%
Atlantis One Funding Corp.
$ 5,000,000	0.661%	08/02/12	$ 4,997,111

Repurchase Agreement(f) – 3.7%
Joint Repurchase Agreement Account II
18,700,000	0.193	07/02/12	18,700,000

TOTAL SHORT-TERM INVESTMENTS			$ 23,697,111

TOTAL INVESTMENTS – 99.4%			$503,678,668

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			3,156,894

NET ASSETS – 100.0%			$506,835,562

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $146,997,148, which represents approximately 29.0% of net assets as of June 30, 2012.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Guaranteed by a foreign government until maturity.

(e)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	163	September 2012	$40,554,400	$3,833
Eurodollars	(18)	December 2012	(4,477,275)	(38,515)
Eurodollars	(185)	March 2013	(46,007,188)	(228,429)
Eurodollars	(218)	June 2013	(54,200,250)	(388,628)
Eurodollars	(218)	September 2013	(54,189,350)	(459,628)
Eurodollars	105	June 2014	26,072,813	124,926
Eurodollars	(105)	December 2015	(25,915,313)	(261,424)
2 Year U.S. Treasury Notes	17	September 2012	3,743,188	(294)
5 Year U.S. Treasury Notes	(218)	September 2012	(27,025,188)	10,575
TOTAL				$(1,237,584)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Sold:
JPMorgan Securities, Inc.	Pacific Gas And Electric Co., 4.80%, 03/01/14	$4,850	1.000%	06/20/13	0.350%	$(12,261)	$44,724

(a)

Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$500,611,786
Gross unrealized gain	3,816,441
Gross unrealized loss	(749,559)
Net unrealized security gain	$3,066,882

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 55.8%
Collateralized Mortgage Obligations – 3.5%
Adjustable Rate Non-Agency(a) – 0.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$ 65,764	2.807%	04/25/35	$ 58,554
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
19,712	2.931	08/25/33	18,023
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
1,038,700	2.895	02/25/37	965,804
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
501,397	2.883	02/25/37	488,999
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
28,030	2.878	08/25/33	22,738
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
125,828	2.591	03/25/33	108,828
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
41,817	2.628	12/25/34	37,732
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
342,962	3.063	07/25/35	296,869
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,055,076	1.100	11/25/29	934,480
Sequoia Mortgage Trust Series 2004-09, Class A2
577,753	1.097	10/20/34	467,588
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
200,011	2.950	05/25/34	165,492
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
66,073	2.746	09/25/34	61,404
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
723,898	2.789	11/25/33	669,947
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
146,304	2.589	06/25/34	140,309

			4,436,767

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
71,141	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
91,061	0.000	08/25/33	—
FNMA STRIPS Series 151, Class 2
9,094	9.500	07/25/22	1,697
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
36,377	0.123	08/25/33	150
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
15,346	0.320	07/25/33	112

			1,959

Inverse Floaters(a) – 0.1%
GNMA Series 2001-48, Class SA
35,624	25.699	10/16/31	57,698
GNMA Series 2001-51, Class SA
27,432	31.448	10/16/31	47,121
GNMA Series 2001-51, Class SB
34,425	25.699	10/16/31	57,842

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(a) – (continued)
GNMA Series 2002-13, Class SB
$ 118,374	36.434%	02/16/32	$ 207,364

			370,025

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
9,900	0.000	10/25/21	9,715

Regular Floater(a) – 0.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
479,223	0.795	02/25/48	479,552
FHLMC REMIC Series 1760, Class ZB
265,754	1.140	05/15/24	273,738
NCUA Guaranteed Notes Series 2011-A1
2,300,000	0.269	06/12/13	2,300,000

			3,053,290

Sequential Fixed Rate – 2.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
3,300,000	2.699	05/25/18	3,475,136
FHLMC Multifamily Structured Pass-Through Certificates Series K705, Class A2
2,500,000	2.303	09/25/18	2,583,309
FHLMC REMIC Series 2329, Class ZA
1,580,946	6.500	06/15/31	1,787,629
FHLMC REMIC Series 2590, Class NV
1,976,692	5.000	03/15/18	2,098,324
FNMA REMIC Series 2001-53, Class GH
145,225	8.000	09/25/16	156,024
GNMA Series 2002-42, Class KZ
4,290,912	6.000	06/16/32	4,853,749
NCUA Guaranteed Notes Series 2010-R1, Class 2A
403,161	1.840	10/07/20	409,208
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,666,730

			19,030,109

Sequential Floating Rate(a) – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
1,008,575	0.696	10/07/20	1,010,348

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 27,912,213

Federal Agencies – 52.3%
Adjustable Rate FHLMC(a) – 0.5%
$ 197,600	2.349%	11/01/32	$ 208,445
1,998,779	2.376	09/01/33	2,106,923
1,850,502	2.414	08/01/35	1,955,425

			4,270,793

Adjustable Rate FNMA(a) – 1.1%
194,409	2.423	11/01/32	206,468
378,930	2.404	12/01/32	400,662
2,298,569	2.174	05/01/33	2,401,308
54,559	2.355	06/01/33	57,557
1,565,847	2.358	10/01/33	1,662,796
2,045,477	2.320	02/01/35	2,154,759
1,634,004	2.241	09/01/35	1,728,928

			8,612,478

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.7%
$ 109,924	2.375%	06/20/23	$ 112,347
51,259	1.625	07/20/23	52,509
54,637	1.625	08/20/23	55,977
139,801	1.625	09/20/23	143,248
40,508	1.625	03/20/24	41,518
358,108	2.375	04/20/24	366,408
43,528	2.375	05/20/24	44,541
373,850	2.375	06/20/24	383,316
98,574	1.625	07/20/24	101,143
102,937	2.000	07/20/24	106,733
180,361	1.625	08/20/24	185,085
94,820	2.000	08/20/24	98,334
87,389	1.625	09/20/24	89,690
107,634	2.000	11/20/24	111,680
40,748	2.000	12/20/24	42,288
58,762	2.500	12/20/24	62,027
70,428	2.000	01/20/25	73,100
36,920	2.000	02/20/25	38,329
128,365	2.375	05/20/25	132,802
98,076	2.000	07/20/25	101,914
49,397	1.625	02/20/26	50,781
2,634	1.625	07/20/26	2,711
65,169	1.625	01/20/27	67,078
73,249	2.000	01/20/27	76,343
50,370	1.625	02/20/27	51,852
377,383	2.375	04/20/27	387,475
42,661	2.375	05/20/27	43,805
39,803	2.375	06/20/27	40,875
15,150	1.625	11/20/27	15,614
349	2.000	11/20/27	364
61,548	1.625	12/20/27	63,441
121,637	1.625	01/20/28	125,365
40,855	1.625	02/20/28	42,108
44,292	1.625	03/20/28	45,659
228,451	1.625	07/20/29	236,019
94,991	1.625	08/20/29	98,146
29,052	1.625	09/20/29	30,020
119,066	1.625	10/20/29	123,013
133,168	1.625	11/20/29	137,591
34,843	1.625	12/20/29	36,002
42,672	1.625	01/20/30	44,086
23,659	1.625	02/20/30	24,447
103,456	1.625	03/20/30	106,894
131,755	2.375	04/20/30	135,646
343,381	2.375	05/20/30	355,180
31,293	2.375	06/20/30	32,265
283,173	2.000	07/20/30	296,896
51,610	2.000	09/20/30	54,123
103,385	1.625	10/20/30	106,930
201,768	1.625	03/20/32	208,924

			5,382,642

FHLMC – 3.6%
67,584	6.500	12/01/13	68,272
1,558	6.500	02/01/14	1,583
823,957	7.500	11/01/14	870,087
1,749	7.000	02/01/15	1,839
33,613	8.000	07/01/15	35,802
22,036	7.000	09/01/17	25,064
9,304	7.000	10/01/17	10,600

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$ 78,097	5.500%	05/01/18	$ 84,237
966,862	5.500	06/01/18	1,043,740
37,551	4.500	09/01/18	39,946
11,403	10.000	10/01/18	12,739
224,355	5.000	06/01/19	241,085
46,255	10.000	07/01/20	54,421
62,725	10.000	10/01/20	73,489
104,622	6.500	07/01/21	117,148
7,873	6.500	08/01/22	8,815
115,076	9.000	10/01/22	133,061
507,571	4.500	10/01/23	549,908
2,972,511	5.000	08/01/24	3,199,998
350,605	6.500	07/01/28	376,954
4,978	8.000	07/01/30	5,869
20,395	7.500	12/01/30	23,453
102,433	7.000	04/01/31	118,877
1,046,785	6.000	05/01/33	1,164,213
761,019	6.000	10/01/34	843,419
113,857	5.000	12/01/35	123,294
373,641	5.500	01/01/36	408,612
888	5.500	02/01/36	971
16,230	6.000	06/01/36	17,928
54,748	4.000	08/01/36	58,060
146,494	4.000	09/01/36	155,359
160,223	4.000	10/01/36	169,918
232,436	4.000	12/01/36	247,128
8,498,500	6.000	11/01/38	9,410,428
402,464	4.500	09/01/39	439,645
9,656	4.500	11/01/40	10,323
63,855	4.500	03/01/41	68,386
1,935,383	4.000	11/01/41	2,057,648
2,000,000	4.000	05/01/42	2,158,516
1,000,000	4.000	06/01/42	1,079,258
4,000,000	4.000	TBA-30yr(e)	4,245,000

			29,755,093

FNMA – 44.2%
11,271	7.000	03/01/14	11,855
27,418	7.000	03/01/15	28,763
8,221	8.000	01/01/16	8,852
159,353	8.000	11/01/16	173,091
210,461	5.000	08/01/17	227,108
2,342,756	2.800	03/01/18	2,480,399
1,971,471	3.740	05/01/18	2,183,129
1,690,000	3.840	05/01/18	1,858,711
89,594	4.500	05/01/18	95,932
194,913	4.500	06/01/18	208,701
40,379	4.500	07/01/18	43,236
57,519	4.500	08/01/18	61,588
499,681	5.000	09/01/18	537,743
2,711,665	5.000	10/01/18	2,918,218
4,400,000	4.506	06/01/19	4,976,922
139,466	6.500	08/01/19	157,026
15,306	9.500	08/01/20	15,365
980,962	3.416	10/01/20	1,059,747
16,963	9.500	10/01/20	17,033
687,085	3.632	12/01/20	751,365
5,208,900	3.763	12/01/20	5,732,295
888,323	5.500	02/01/23	976,598
1,413,169	5.500	08/01/23	1,553,598
338,917	6.000	11/01/28	376,367
16,429	6.500	11/01/28	18,966
578	5.500	04/01/29	636
46,663	7.000	11/01/30	54,331
126,655	7.000	07/01/31	140,676

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 1,674,184	4.000%	10/01/31	$ 1,800,606
615	6.000	03/01/32	683
11,545,797	5.500	04/01/33	12,759,643
22,092	6.000	05/01/33	24,551
18,606	5.000	07/01/33	20,288
2,857,337	5.500	07/01/33	3,098,628
127,875	5.000	08/01/33	139,380
7,754	5.000	09/01/33	8,406
17,963	5.500	09/01/33	19,791
8,962	5.000	12/01/33	9,715
11,439	6.000	12/01/33	12,773
23,594	5.500	02/01/34	25,996
3,862	5.500	04/01/34	4,266
19,067	5.500	05/01/34	20,996
675	5.500	06/01/34	744
29,778	5.500	08/01/34	32,893
1,496	5.500	10/01/34	1,649
215,036	5.500	12/01/34	236,522
17,530	5.000	04/01/35	18,955
23,246	5.500	04/01/35	25,511
753,857	6.000	04/01/35	837,771
15,391	5.000	05/01/35	16,855
102,145	5.000	07/01/35	110,854
25,328	5.500	07/01/35	27,775
58,830	5.000	08/01/35	63,715
3,168	5.500	08/01/35	3,483
1,658	6.000	08/01/35	1,831
65,869	5.000	09/01/35	71,220
32,689	5.500	09/01/35	35,904
18,411	5.000	10/01/35	19,907
329,217	6.000	10/01/35	365,868
23,186	5.000	11/01/35	25,070
312,097	6.000	11/01/35	344,742
14,141	5.500	12/01/35	15,554
631	5.500	02/01/36	691
185,037	6.000	03/01/36	204,825
294,935	6.000	04/01/36	326,018
94,728	4.000	09/01/36	100,752
194,944	6.000	01/01/37	213,896
198,243	4.000	02/01/37	211,593
2,842	5.500	02/01/37	3,104
68,410	5.500	04/01/37	75,028
5,602	5.500	05/01/37	6,118
2,119	5.500	06/01/37	2,315
231	5.500	08/01/37	253
1,187,387	7.500	11/01/37	1,370,705
987	5.500	12/01/37	1,079
2,549	5.500	02/01/38	2,787
36,643	5.500	03/01/38	40,064
90,673	5.500	04/01/38	99,648
26,817	5.500	05/01/38	29,431
8,102	5.500	06/01/38	8,894
10,706	5.500	07/01/38	11,752
7,920	5.500	08/01/38	8,694
6,376	5.500	09/01/38	6,999
210,619	6.000	11/01/38	231,089
2,989	5.500	12/01/38	3,271
22,779	4.000	02/01/39	24,233
26,362	5.500	02/01/39	28,898
472,825	4.000	04/01/39	503,009
325,446	4.000	05/01/39	346,222
34,612	4.500	05/01/39	37,745
71,724	4.000	06/01/39	76,303
1,143,084	4.500	07/01/39	1,225,140
201,126	4.000	08/01/39	213,965
121,590	4.500	08/01/39	133,013

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 19,134	4.000%	09/01/39	$ 20,356
1,953,704	4.500	09/01/39	2,093,951
41,415	4.000	10/01/39	44,059
42,464	4.000	11/01/39	45,174
13,310,412	4.500	11/01/39	14,269,502
1,467,874	4.500	12/01/39	1,605,977
3,581,401	4.000	08/01/40	3,812,873
27,906,868	4.500	08/01/40	29,948,686
5,281,995	4.000	09/01/40	5,626,309
2,473,174	4.500	09/01/40	2,654,125
2,004,417	4.000	10/01/40	2,133,964
12,820,149	4.000	11/01/40	13,656,115
167,520	4.500	11/01/40	179,777
8,327,386	4.000	12/01/40	8,865,595
1,649,978	4.500	12/01/40	1,770,700
1,907,865	4.000	01/01/41	2,031,211
102,649	4.000	02/01/41	109,341
1,250,730	5.000	02/01/41	1,362,091
1,495,158	4.000	03/01/41	1,593,686
31,464	4.000	04/01/41	33,515
3,833,843	4.500	04/01/41	4,121,982
844,468	5.000	04/01/41	919,657
1,039,278	5.000	05/01/41	1,125,739
154,201	5.000	06/01/41	167,029
413,321	4.000	07/01/41	440,264
943,378	4.500	07/01/41	1,017,085
249,053	4.000	08/01/41	265,289
2,357,274	4.500	08/01/41	2,534,439
825,079	4.000	09/01/41	878,865
2,348,696	4.500	09/01/41	2,532,201
2,543,347	4.000	10/01/41	2,709,145
3,742,375	4.500	10/01/41	4,023,640
7,149,464	5.000	10/01/41	7,760,240
4,525,518	4.000	11/01/41	4,820,535
3,955,838	4.000	12/01/41	4,213,716
303,127	4.000	01/01/42	323,327
2,780,558	4.500	01/01/42	2,993,506
42,776	4.000	02/01/42	45,781
39,862	4.000	03/01/42	42,460
700,000	4.000	05/01/42	755,453
2,700,000	4.000	06/01/42	2,913,892
900,000	4.000	07/01/42	971,297
27,000,000	2.500	TBA-15yr(e)	27,833,204
26,000,000	3.000	TBA-30yr(e)	26,628,749
75,000,000	3.500	TBA-30yr(e)	78,617,971
30,300,000	4.000	TBA-30yr(e)	32,264,940
4,000,000	4.500	TBA-30yr(e)	4,290,938

			359,486,681

GNMA – 2.2%
143	9.000	08/15/16	158
715,829	3.950	07/15/25	778,983
169,174	7.000	12/15/27	201,794
20,394	6.500	08/15/28	24,032
334,028	6.000	01/15/29	380,065
263,990	7.000	10/15/29	311,640
2,617,689	5.500	12/15/32	2,924,615
1,482,274	5.500	06/15/34	1,652,839
11,000,000	4.000	TBA-30yr(e)	12,013,672

			18,287,798

TOTAL FEDERAL AGENCIES			$ 425,795,485

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 453,707,698

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Agency Debentures – 22.9%
FFCB
$ 9,000,000	4.750%		11/06/12	$ 9,141,858
FHLB
6,000,000	0.210		01/04/13	5,999,682
10,000,000	5.375	(f)	06/13/14	10,965,891
2,900,000	5.625		06/11/21	3,747,622
FHLMC
3,400,000	0.600		08/23/13	3,401,525
13,200,000	1.375		02/25/14	13,422,342
5,200,000	0.375		02/27/14	5,202,687
42,300,000	1.000		07/30/14	42,832,972
32,291,000	1.000		08/20/14	32,689,439
5,100,000	5.050		01/26/15	5,680,922
5,400,000	1.000		03/08/17	5,421,889
1,500,000	1.250		05/12/17	1,521,170
4,700,000	1.000		06/29/17	4,705,940
2,400,000	1.000		07/28/17	2,400,939
4,000,000	2.375		01/13/22	4,109,715
FNMA
24,500,000	0.600		11/14/13	24,540,878
2,200,000	0.750		12/19/14	2,216,056
New Valley Generation III
3,165,924	4.929		01/15/21	3,604,924
Small Business Administration
53,597	7.500		04/01/17	58,494
26,440	6.800		08/01/17	28,815
101,831	6.300		05/01/18	111,402
56,229	6.300		06/01/18	61,611
Tennessee Valley Authority Series B
4,200,000	4.375		06/15/15	4,670,040

TOTAL AGENCY DEBENTURES				$ 186,536,813

Asset-Backed Securities – 0.7%
Home Equity(a) – 0.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$ 68,181	2.736%		04/25/34	$ 62,753
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
340,832	0.605		10/25/34	321,426
Household Home Equity Loan Trust Series 2007-3, Class APT
2,000,154	1.444		11/20/36	1,888,172
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
21,324	0.595		08/25/34	16,035

				2,288,386

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
106,487	8.330		04/01/30	107,094

Student Loan(a) – 0.4%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
580,467	0.578		09/25/23	579,039
Education Funding Capital Trust I Series 2004-1, Class A2
912,925	0.628		12/15/22	908,894
GCO Education Loan Funding Trust Series 2006-1, Class A11L
700,000	0.697		05/25/36	576,040
Northstar Education Finance, Inc. Series 2005-1, Class A1
350,803	0.566		10/28/26	348,543

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
US Education Loan Trust LLC Series 2006-1, Class A2(d)
$ 683,573	0.597%		03/01/25	$ 676,921

				3,089,437

TOTAL ASSET-BACKED SECURITIES				$ 5,484,917

Government Guarantee Obligations – 12.0%
Ally Financial, Inc.(g)
$ 9,900,000	1.750%		10/30/12	$ 9,948,332
20,000,000	2.200		12/19/12	20,183,600
Citigroup Funding, Inc.(g)
20,700,000	1.875		10/22/12	20,801,699
8,000,000	1.875		11/15/12	8,050,696
General Electric Capital Corp.(g)
12,900,000	2.000		09/28/12	12,952,877
14,500,000	0.468	(a)	12/21/12	14,511,382
4,300,000	2.125		12/21/12	4,337,066
Private Export Funding Corp.(h)
7,000,000	3.550		04/15/13	7,180,719

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 97,966,371

U.S. Treasury Obligations – 12.2%
United States Treasury Bonds
$ 6,300,000	6.625%		02/15/27	$ 9,843,939
590,000	5.000		05/15/37	850,768
5,400,000	4.375		11/15/39	7,186,698
3,100,000	4.250		11/15/40	4,053,529
5,000,000	4.375		05/15/41	6,674,200
6,300,000	3.750		08/15/41	7,592,256
8,400,000	3.125		02/15/42	9,018,072
1,000,000	3.000		05/15/42	1,047,030
United States Treasury Inflation Protected Securities
1,952,816	2.000		07/15/14	2,070,590
3,855,552	1.625		01/15/15	4,100,727
4,494,564	1.875		07/15/15	4,892,737
1,629,040	0.750		02/15/42	1,714,825
United States Treasury Notes
4,000,000	0.750		12/15/13	4,025,840
4,000,000	0.250		01/31/14	3,996,360
2,300,000	0.625		05/31/17	2,289,351
6,400,000	2.250		07/31/18	6,889,664
5,400,000	1.375		12/31/18	5,520,852
6,200,000	1.000		06/30/19	6,150,586
5,500,000	1.750		05/15/22	5,544,275
United States Treasury Principal-Only STRIPS(c)
6,600,000	0.000		05/15/21	5,764,176

TOTAL U.S. TREASURY OBLIGATIONS				$ 99,226,475

Municipal Debt Obligation – 0.3%
New Jersey – 0.3%
New Jersey Economic Development Authority Series A (MBIA)
$ 2,000,000	7.425%		02/15/29	$ 2,452,000

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 845,374,274

Short-term Investment(i) – 18.4%
Repurchase Agreement – 18.4%
Joint Repurchase Agreement Account II
$149,600,000	0.193%	07/02/12	$ 149,600,000

TOTAL INVESTMENTS – 122.3%			$ 994,974,274

LIABILITIES IN EXCESS OF OTHER ASSETS – (22.3)%			(181,302,596)

NET ASSETS – 100.0%			$ 813,671,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,156,473, which represents approximately 0.1% of net assets as of June 30, 2012.

(e)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $185,894,474 which represents approximately 22.8% of net assets as of June 30, 2012.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date or December 31, 2012. Total market value of these securities amounts to $90,785,652, which represents approximately 11.1% of net assets as of June 30, 2012.

(h)	Guaranteed by the Export/Import bank of the United States. Total market value for this security amounts to $7,180,719, which represents approximately 0.9% of net assets as of June 30, 2012.

(i)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-30yr	07/12/12	$(24,000,000)	$(25,543,126)
FNMA	5.000	TBA-30yr	07/12/12	(3,000,000)	(3,247,031)
TOTAL (Proceeds Receivable: $28,793,906)					$(28,790,157)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	188	March 2014	$ 46,703,900	$ 89,362
Eurodollars	219	June 2014	54,380,438	260,560
Eurodollars	376	September 2014	93,313,800	386,819
Eurodollars	(188)	March 2015	(46,579,350)	(214,741)
Eurodollars	(376)	September 2015	(92,937,800)	(680,625)
Eurodollars	(219)	December 2015	(54,051,938)	(545,255)
Ultra Long U.S. Treasury Bonds	85	September 2012	14,181,719	153,699
5 Year U.S. Treasury Notes	908	September 2012	112,563,625	47,030
10 Year U.S. Treasury Notes	425	September 2012	56,684,375	(91,354)
30 Year U.S. Treasury Bonds	20	September 2012	2,959,375	(10,033)
TOTAL				$(604,538)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Citibank NA	$14,700	12/19/17	3 month LIBOR	1.250%	$ (52,438)	$ (41,785)
	15,900	12/19/19	3 month LIBOR	1.750	(230,556)	(35,330)
Credit Suisse First Boston Corp.	11,300	12/19/19	3 month LIBOR	1.750	(157,605)	(31,358)
	9,400	12/19/42	3 month LIBOR	2.500	(14,694)	141,291
TOTAL					$(455,293)	$ 32,818

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$973,182,951
Gross unrealized gain	23,029,616
Gross unrealized loss	(1,238,293)
Net unrealized security gain	$21,791,323

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 96.8%
United States Treasury Inflation Protected Securities
$ 1,494,216	2.000%	01/15/14	$ 1,552,580
15,866,630	2.000	07/15/14	16,823,547
26,868,378	1.625	01/15/15	28,576,938
39,741,408	1.875	07/15/15	43,262,099
9,569,196	2.500	07/15/16	10,967,160
9,240,561	2.375	01/15/17	10,675,713
7,495,534	0.125	04/15/17	7,917,158
6,962,472	1.250	07/15/20	8,098,190
37,072,425	1.125	01/15/21	42,714,477
16,598,936	2.375	01/15/25	21,884,701
30,573,708	2.375	01/15/27	41,040,311
10,322,798	1.750	01/15/28	12,939,008
11,237,118	3.625	04/15/28	17,333,255
3,857,580	2.500	01/15/29	5,351,775
1,539,406	3.875	04/15/29	2,485,417
12,869,238	2.125	02/15/41	18,392,972
4,276,230	0.750	02/15/42	4,501,416
United States Treasury Notes
1,200,000	1.000	06/30/19	1,190,436
3,500,000	3.625	02/15/21	4,131,855

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$299,839,008

Short-term Investment(a) – 1.6%
Repurchase Agreement – 1.6%
Joint Repurchase Agreement Account II
$ 4,900,000	0.193%	07/02/12	$ 4,900,000

TOTAL INVESTMENTS – 98.4%			$304,739,008

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			4,988,919

NET ASSETS – 100.0%			$309,727,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	37	March 2014	$9,191,725	$ 17,587
Eurodollars	43	June 2014	10,677,438	51,160
Eurodollars	74	September 2014	18,364,950	76,213
Eurodollars	(37)	March 2015	(9,167,213)	(42,263)
Eurodollars	(74)	September 2015	(18,290,950)	(134,089)
Eurodollars	(43)	December 2015	(10,612,938)	(107,059)
Ultra Long U.S. Treasury Bonds	(47)	September 2012	(7,841,656)	78,550
5 Year U.S. Treasury Notes	95	September 2012	11,777,031	10,480
10 Year U.S. Treasury Notes	139	September 2012	18,539,125	18,693
30 Year U.S. Treasury Bonds	(11)	September 2012	(1,627,656)	2,732
TOTAL				$ (27,996)

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$292,674,103
Gross unrealized gain	13,137,347
Gross unrealized loss	(1,072,442)
Net unrealized security gain	$12,064,905

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 66.8%
Collateralized Mortgage Obligations – 18.1%
Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
$ 25,471	21.225%	11/25/20	$ 37,508

IOette(b) – 0.0%
FHLMC REMIC Series 1161, Class U
523	1,172.807	11/15/21	14,325

Planned Amortization Class – 0.0%
FHLMC REMIC Series 1556, Class H
89,450	6.500	08/15/13	91,206

Regular Floater(a) – 10.5%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
19,648,135	0.795	02/25/48	19,661,657
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
12,660,948	3.250	04/25/38	12,987,650
FNMA REMIC Series 1988-12, Class B(d)
79,296	0.000	02/25/18	77,749
NCUA Guaranteed Notes Series 2010-A1, Class A
5,486,928	0.589	12/07/20	5,489,884
NCUA Guaranteed Notes Series 2010-R2, Class 1A
10,270,113	0.610	11/06/17	10,282,149
NCUA Guaranteed Notes Series 2011-A1
17,700,000	0.261	06/12/13	17,700,000
NCUA Guaranteed Notes Series 2011-R1, Class 1A
6,909,755	0.690	01/08/20	6,922,981
NCUA Guaranteed Notes Series 2011-R2, Class 1A
22,445,257	0.640	02/06/20	22,474,191
NCUA Guaranteed Notes Series 2011-R3, Class 1A
24,406,832	0.641	03/11/20	24,435,434
NCUA Guaranteed Notes Series 2011-R4, Class 1A
36,473,897	0.621	03/06/20	36,485,295
NCUA Guaranteed Notes Series 2011-R5, Class 1A
32,488,149	0.620	04/06/20	32,497,031
NCUA Guaranteed Notes Series 2011-R6, Class 1A
30,742,696	0.621	05/07/20	30,752,303

			219,766,324

Sequential Fixed Rate – 7.3%
FHLMC Multifamily Structured Pass Through Certificates Series K707, Class A2
13,700,000	2.220	12/25/18	14,073,236
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
33,200,000	2.699	05/25/18	34,961,970
FHLMC Multifamily Structured Pass-Through Certificates Series K705, Class A2
7,800,000	2.303	09/25/18	8,059,926
FHLMC REMIC Series 108, Class G
187,114	8.500	12/15/20	211,260
FHLMC REMIC Series 1980, Class Z
991,148	7.000	07/15/27	1,130,021
FHLMC REMIC Series 2019, Class Z
1,064,599	6.500	12/15/27	1,199,711
FHLMC REMIC Series 3003, Class CG
807,144	5.000	07/15/23	811,899

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC REMIC Series 3466, Class BA
$ 1,354,056	5.000%	08/15/35	$ 1,355,383
FHLMC REMIC Series 3530, Class DB
11,283,235	4.000	05/15/24	12,297,833
FNMA ACES Series 2009-M2, Class A2
21,700,000	3.334	01/25/19	23,086,459
FNMA REMIC Series 1989-66, Class J
338,397	7.000	09/25/19	372,906
FNMA REMIC Series 1990-16, Class E
210,689	9.000	03/25/20	244,620
FNMA REMIC Series 2002-91, Class LK
394,374	4.500	06/25/22	398,410
FNMA REMIC Series 2009-70, Class AL
20,192,479	5.000	08/25/19	21,550,552
GNMA REMIC Series 1995-3, Class DQ
53,622	8.050	06/16/25	61,826
NCUA Guaranteed Notes Series 2010-C1, Class A2
20,000,000	2.900	10/29/20	21,284,200
NCUA Guaranteed Notes Series 2010-R1, Class 2A
1,511,853	1.840	10/07/20	1,534,530
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,862,950

			154,497,692

Sequential Floating Rate(a) – 0.3%
FNMA REMIC Series 1988-12, Class A
154,363	3.750	02/25/18	163,624
NCUA Guaranteed Notes Series 2010-R1, Class 1A
6,195,531	0.691	10/07/20	6,206,422

			6,370,046

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 380,777,101

Federal Agencies – 48.7%
Adjustable Rate FHLMC(a) – 0.3%
$ 58,753	1.776%	05/01/18	$ 59,062
70,661	3.382	10/01/25	73,439
790,967	2.635	11/01/34	835,809
5,115,690	2.414	06/01/35	5,395,702
614,839	3.180	05/01/36	659,338
96,849	2.577	10/01/36	103,633
159,312	2.777	11/01/36	170,862

			7,297,845

Adjustable Rate FNMA(a) – 3.2%
26,368	1.827	11/01/17	26,539
168,534	3.248	02/01/18	171,729
91,597	2.046	06/01/18	93,337
126,195	5.783	05/01/20	135,345
65,444	3.020	01/01/23	67,803
366,925	3.161	02/01/27	378,665
4,018,871	2.918	08/01/29	4,127,067
57,538	2.380	07/01/32	60,642
42,253	2.505	07/01/32	45,102
236,919	2.348	01/01/33	250,541
2,915,381	2.925	05/01/33	3,121,273
496,759	3.000	08/01/33	526,543
2,321,370	4.611	08/01/33	2,527,029
2,079,914	2.413	02/01/34	2,197,893
596,965	2.695	05/01/34	631,305
1,194,181	2.825	05/01/34	1,258,825
1,101,131	2.459	06/01/34	1,163,381
990,182	2.383	10/01/34	1,040,350
756,229	2.453	10/01/34	809,605

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$ 1,854,176	2.548%	02/01/35	$ 1,970,561
286,499	2.594	02/01/35	304,501
424,348	2.769	03/01/35	452,284
3,071,558	2.808	03/01/35	3,281,615
2,901,256	2.432	04/01/35	3,048,411
5,427,644	2.544	04/01/35	5,742,529
1,882,020	2.845	04/01/35	2,011,522
862,523	2.526	05/01/35	910,616
528,769	2.569	05/01/35	560,166
3,316,473	2.349	08/01/35	3,511,912
2,049,117	2.259	10/01/35	2,151,505
3,571,376	2.858	03/01/36	3,824,297
777,405	2.391	04/01/36	802,753
2,964,250	3.041	04/01/36	3,142,470
1,807,340	2.566	06/01/36	1,878,556
3,150,505	2.667	06/01/36	3,378,917
2,686,590	2.590	07/01/36	2,794,102
4,401,033	2.543	09/01/36	4,720,107
357,941	2.739	11/01/36	383,892
235,305	2.797	11/01/36	252,365
3,807,871	3.670	07/01/37	4,039,782
158,346	2.778	12/01/46	169,826

			67,965,663

Adjustable Rate GNMA(a) – 0.6%
3,613,168	1.750	05/20/34	3,744,632
1,184,197	1.625	07/20/34	1,226,777
716,691	1.625	08/20/34	742,471
5,200,313	1.625	09/20/34	5,387,524
702,224	1.625	10/20/34	725,985
1,051,031	1.625	12/20/34	1,086,674

			12,914,063

FHLMC – 0.5%
181	7.000	12/01/12	181
4,180	6.500	01/01/13	4,243
4,671	6.500	04/01/13	4,718
27,591	6.500	05/01/13	28,102
7,477	6.500	06/01/13	7,631
6,217	6.500	10/01/13	6,386
31,887	8.500	10/01/15	34,687
140,915	8.000	12/01/15	151,218
8,573	7.000	03/01/16	9,156
1,826,494	5.500	01/01/20	1,987,182
539,425	7.000	04/01/22	623,301
10,815	4.500	05/01/23	11,534
33,736	7.500	01/01/31	38,794
16,230	6.000	06/01/36	17,928
2,000,200	4.000	05/01/42	2,158,732
4,000,000	4.000	06/01/42	4,317,031

			9,400,824

FNMA – 44.0%
111,335	5.500	01/01/13	112,766
6,743	6.000	01/01/14	7,414
23,549	6.000	03/01/14	25,892
7,628	5.500	04/01/14	8,325
2,010	8.500	09/01/15	2,017
63,692	8.500	10/01/15	68,643
9,154	8.500	12/01/15	9,835
9,000,000	3.660	01/01/18	9,798,770
5,573	5.500	01/01/18	6,046
7,613,958	2.800	03/01/18	8,061,295
6,860,000	3.840	05/01/18	7,544,829

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 62,402,408	3.738%	06/01/18	$ 68,449,450
312,481	5.500	07/01/18	339,043
184,607	5.500	08/01/18	200,298
345,672	5.500	09/01/18	375,054
15,800,000	2.960	11/01/18	16,750,299
52,347	5.500	12/01/18	56,796
23,543	5.500	01/01/19	25,596
40,818	5.500	03/01/19	44,287
8,964	5.500	08/01/19	9,735
12,860	5.000	09/01/19	13,839
46,410	7.000	11/01/19	52,126
4,904,811	3.416	10/01/20	5,298,735
3,729,890	3.632	12/01/20	4,078,838
42,308,346	4.316	07/01/21	48,109,194
5,900,021	5.500	09/01/23	6,432,371
1,199,896	5.500	10/01/23	1,309,949
9,134	7.000	12/01/24	10,598
18,700,000	4.000	08/01/26	19,933,041
21,300,000	4.000	09/01/26	22,704,479
1,713	7.000	07/01/27	1,866
2,560	7.000	08/01/27	2,982
3,989	7.000	10/01/28	4,687
3,305	7.000	01/01/29	3,847
2,914,778	4.500	09/01/29	3,124,881
1,816	7.000	11/01/29	2,114
133,344	8.000	02/01/31	158,484
2,162	7.000	04/01/31	2,554
16,742,226	4.500	10/01/31	18,128,157
13,231	7.000	05/01/32	15,374
11,714	7.000	06/01/32	13,612
5,344	7.000	08/01/32	6,210
1,810,072	6.000	03/01/33	2,015,659
3,392,798	6.500	04/01/33	3,823,700
3,600	7.000	04/01/34	4,191
8,103,965	6.000	04/01/35	9,006,036
1,483	6.000	11/01/35	1,638
95,000	8.500	09/01/37	109,944
1,137,266	7.500	10/01/37	1,311,900
25,048	4.500	08/01/39	26,846
327,433	4.500	01/01/40	350,938
22,049,942	4.500	08/01/40	23,663,234
14,297,292	4.500	11/01/40	15,319,775
521,137	5.000	02/01/41	567,538
5,814,490	4.500	04/01/41	6,251,487
5,477,154	4.500	05/01/41	5,888,800
433,032	5.000	05/01/41	469,058
64,250	5.000	06/01/41	69,596
9,139,049	4.500	07/01/41	9,825,910
20,322,413	4.500	08/01/41	21,872,600
3,784,157	4.500	09/01/41	4,068,562
459,604	4.500	10/01/41	494,146
2,978,944	5.000	10/01/41	3,233,434
987,120	4.000	01/01/42	1,051,469
5,000,000	4.000	05/01/42	5,396,094
23,192,429	4.000	06/01/42	25,048,384
7,900,000	4.000	07/01/42	8,525,828
117,000,000	2.500	TBA-15yr(e)	120,610,550
71,000,000	3.000	TBA-30yr(e)	72,700,662
227,000,000	3.500	TBA-30yr(e)	238,010,708
95,600,000	4.000	TBA-30yr(e)	102,105,812

			923,128,827

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 0.1%
$ 670,558	5.500%		07/15/20	$ 726,706
294,045	6.000		11/15/38	330,191

				1,056,897

TOTAL FEDERAL AGENCIES				$1,021,764,119

TOTAL MORTGAGE-BACKED OBLIGATIONS				$1,402,541,220

Agency Debentures – 46.4%
FHLB
$ 25,000,000	3.125%		12/13/13	$ 25,998,303
FHLMC
66,000,000	0.189	(a)	06/03/13	66,013,794
41,000,000	0.193	(a)	06/17/13	41,015,334
19,000,000	0.500		01/24/14	18,973,818
34,220,000	5.000		01/30/14	36,728,388
44,200,000	1.375		02/25/14	44,944,509
51,300,000	0.375		02/27/14	51,326,507
132,800,000	1.000		07/30/14	134,473,253
13,300,000	1.000		08/20/14	13,464,109
96,700,000	0.500		04/17/15	96,729,977
FNMA
125,200,000	0.376	(a)	05/17/13	125,335,466
9,535,000	1.050		10/22/13	9,622,531
27,000,000	0.600		10/25/13	26,979,831
103,100,000	0.600		11/14/13	103,272,022
56,400,000	4.125		04/15/14	60,177,903
28,400,000	0.000	(f)	07/05/14	27,947,798
24,000,000	0.650		08/28/14	24,013,303
6,900,000	0.750		12/19/14	6,950,359
26,100,000	0.375		03/16/15	26,020,839
7,900,000	0.500		05/27/15	7,897,617
8,000,000	0.500		07/02/15	7,992,691
18,100,000	1.125		04/27/17	18,273,335
Small Business Administration
76,630	7.200		06/01/17	84,913
203,662	6.300		05/01/18	222,804
140,573	6.300		06/01/18	154,028

TOTAL AGENCY DEBENTURES				$ 974,613,432

Government Guarantee Obligation(g) – 0.2%
General Electric Capital Corp.
$ 4,300,000	2.625%		12/28/12	$ 4,348,951

U.S. Treasury Obligations – 14.1%
United States Treasury Inflation Protected Securities
$ 9,397,927	2.000%	(h)	07/15/14	$ 9,964,716
16,988,526	1.625		01/15/15	18,068,826
10,171,908	1.875		07/15/15	11,073,037
United States Treasury Notes
93,100,000	0.125		09/30/13	92,925,907
95,300,000	0.250		05/31/14	95,184,685
10,800,000	0.750		06/30/17	10,810,584
7,900,000	1.000		06/30/19	7,837,037
48,900,000	1.750		05/15/22	49,293,642

TOTAL U.S. TREASURY OBLIGATIONS				$ 295,158,434

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$2,676,662,037

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 2.0%
Repurchase Agreement – 2.0%
Joint Repurchase Agreement Account II
$ 41,800,000	0.193%	07/02/12	$ 41,800,000

TOTAL INVESTMENTS – 129.5%			$2,718,462,037

LIABILITIES IN EXCESS OF OTHER ASSETS – (29.5)%			(618,867,458)

NET ASSETS – 100.0%			$2,099,594,579

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $32,649,307, which represents approximately 1.6% of net assets as of June 30, 2012.

(d)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $533,427,732 which represents approximately 25.4% of net assets as of June 30, 2012.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(h)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-15yr	07/17/12	$(40,000,000)	$(42,543,752)
FNMA	4.500	TBA-30yr	07/12/12	(97,000,000)	(104,055,237)
FNMA	5.000	TBA-30yr	07/12/12	(1,000,000)	(1,082,344)
TOTAL (Proceeds Receivable: $147,598,906)					$(147,681,333)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	(169)	September 2012	$(42,047,200)	$(21,505)
Eurodollars	(169)	December 2012	(42,036,638)	(29,955)
Eurodollars	(136)	March 2013	(33,821,500)	(22,406)
Eurodollars	(169)	June 2013	(42,017,625)	(23,618)
Eurodollars	(169)	September 2013	(42,009,175)	(21,505)
Eurodollars	(169)	December 2013	(41,996,500)	(21,505)
Eurodollars	100	March 2014	24,842,500	47,533
Eurodollars	163	June 2014	40,474,938	193,932
Eurodollars	599	September 2014	148,656,825	608,069
Eurodollars	(269)	March 2015	(66,648,113)	(307,263)
Eurodollars	(599)	September 2015	(148,057,825)	(1,072,449)
Eurodollars	(332)	December 2015	(81,941,750)	(826,597)
Ultra Long U.S. Treasury Bonds	21	September 2012	3,503,719	37,820
2 Year U.S. Treasury Notes	5,405	September 2012	1,190,113,438	(521,288)
5 Year U.S. Treasury Notes	(861)	September 2012	(106,737,094)	117,783
10 Year U.S. Treasury Notes	614	September 2012	81,892,250	(75,043)
30 Year U.S. Treasury Bonds	2	September 2012	295,938	(2,037)
TOTAL				$(1,940,034)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Bank of America Securities LLC	$31,000		11/02/16	3 month LIBOR	1.780%	$ —	$(1,308,160)
Citibank NA	188,000	(a)	12/19/17	3 month LIBOR	1.250	(1,037,558)	(167,465)
	700	(a)	12/19/19	3 month LIBOR	1.750	(9,564)	(2,142)
	94,500	(a)	12/19/22	3 month LIBOR	2.000	(1,178,955)	373,834
	59,200	(a)	12/19/22	2.000%	3 month LIBOR	635,496	(131,124)
	29,200	(a)	12/19/32	3 month LIBOR	2.500	(840,872)	539,014
Credit Suisse First Boston Corp.	64,800	(a)	12/19/17	1.250	3 month LIBOR	381,671	33,677
	143,900	(a)	12/19/17	3 month LIBOR	1.250	(1,135,371)	213,015
	21,100	(a)	12/19/19	1.750	3 month LIBOR	359,397	(6,554)
	314,200	(a)	12/19/19	3 month LIBOR	1.750	(5,396,691)	142,513
	81,000	(a)	12/19/22	3 month LIBOR	2.000	(745,523)	55,419
	36,800	(a)	12/19/32	2.500	3 month LIBOR	669,614	(289,190)
	400	(a)	12/19/42	3 month LIBOR	2.500	(625)	6,012
JPMorgan Securities, Inc.	185,600		12/31/12	3 month LIBOR	0.943	—	(1,085,618)
	94,000	(a)	12/19/19	1.750	3 month LIBOR	2,020,724	(448,818)
	16,300	(a)	12/19/27	3 month LIBOR	2.500	(534,436)	87,410
	32,100	(a)	12/19/32	3 month LIBOR	2.500	(455,256)	123,419
TOTAL						$(7,267,949)	$(1,864,758)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,692,180,173
Gross unrealized gain	27,469,401
Gross unrealized loss	(1,187,537)
Net unrealized security gain	$26,281,864

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 45.6%
Automotive – 0.7%
Ford Motor Credit Co. LLC
$ 125,000	8.000%	12/15/16	$ 147,724

Banks – 9.9%
ANZ Capital Trust II(a)(b)
150,000	5.360	12/31/49	153,000
Bank of America Corp.
280,000	4.500	04/01/15	288,348
Capital One Financial Corp.
100,000	2.125	07/15/14	100,522
Citigroup Capital XXI(b)(c)
100,000	8.300	12/21/57	100,100
Citigroup, Inc.
220,000	4.750	05/19/15	230,215
Cooperatieve Centrale Raiffeisen – Boerenleenbank BA(a)
100,000	3.200	03/11/15	102,949
Credit Suisse New York
125,000	5.500	05/01/14	132,687
HSBC Capital Funding LP(a)(b)(c)
100,000	4.610	06/27/49	94,481
JPMorgan Chase & Co.
275,000	3.450	03/01/16	284,777
Morgan Stanley
275,000	3.800	04/29/16	265,660
Resona Preferred Global Securities Ltd.(a)(b)(c)
100,000	7.191	07/30/49	102,903
Wells Fargo & Co.
175,000	2.625	12/15/16	179,413

			2,035,055

Chemicals(b) – 1.0%
Huntsman International LLC
100,000	5.500	06/30/16	100,125
The Dow Chemical Co.
100,000	2.500	02/15/16	102,514

			202,639

Electric(b) – 0.5%
Commonwealth Edison Co.
100,000	1.625	01/15/14	101,163

Energy – 6.1%
Anadarko Petroleum Corp.(b)
100,000	6.375	09/15/17	116,314
Banco de Bogota SA(b)
200,000	5.000	01/15/17	209,054
BP Capital Markets PLC
225,000	3.200	03/11/16	238,610
Gaz Capital SA for Gazprom(d)
100,000	9.250	04/23/19	124,875
Noble Holding International Ltd.(b)
100,000	2.500	03/15/17	100,528
Petrobras International Finance Co.(b)
100,000	2.875	02/06/15	101,281
TNK-BP Finance SA
100,000	7.875	03/13/18	114,500
Transocean, Inc.(b)
125,000	5.050	12/15/16	135,411

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Weatherford International Ltd.(b)
$ 100,000	5.150%	03/15/13	$ 102,703

			1,243,276

Food & Beverage – 2.1%
Anheuser-Busch InBev Worldwide, Inc.(b)
125,000	3.625	04/15/15	133,629
Diageo Capital PLC(b)
25,000	1.500	05/11/17	25,070
Kraft Foods, Inc.
100,000	4.125	02/09/16	108,849
Pernod-Ricard SA(a)(b)
150,000	2.950	01/15/17	151,765

			419,313

Health Care Products(b) – 0.5%
Life Technologies Corp.
100,000	4.400	03/01/15	105,920

Health Care Services(b) – 1.1%
Express Scripts, Inc.
125,000	3.125	05/15/16	130,070
UnitedHealth Group Inc.
100,000	1.875	11/15/16	101,581

			231,651

Household & Leisure(b) – 0.5%
Prestige Brands, Inc.
100,000	8.250	04/01/18	109,500

Life Insurance – 1.5%
American International Group, Inc.(b)
45,000	4.875	09/15/16	47,615
MetLife, Inc.(b)
125,000	2.375	02/06/14	127,390
Prudential Financial, Inc.
125,000	5.100	09/20/14	134,179

			309,184

Media – Cable(b) – 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
100,000	7.250	10/30/17	109,250
COX Communications, Inc.
100,000	5.500	10/01/15	111,780
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
125,000	3.500	03/01/16	131,685
DISH DBS Corp.
200,000	6.625	10/01/14	214,000
Virgin Media Finance PLC
200,000	9.500	08/15/16	223,500

			790,215

Media – Non Cable – 1.6%
NBC Universal Media LLC(b)
100,000	2.100	04/01/14	101,793
News America, Inc.
100,000	5.300	12/15/14	109,348
WPP Finance UK(b)
100,000	8.000	09/15/14	113,360

			324,501

Noncaptive – Financial – 1.2%
General Electric Capital Corp.
150,000	2.150	01/09/15	152,575

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive – Financial – (continued)
SLM Corp.
$ 100,000	5.000%	10/01/13	$ 102,023

			254,598

Packaging(b) – 0.5%
Ball Corp.
100,000	7.125	09/01/16	108,750

Pharmaceuticals(b) – 1.4%
GlaxoSmithKline Capital, Inc.
100,000	4.375	04/15/14	106,590
Novartis Capital Corp.
100,000	2.900	04/24/15	105,819
Roche Holdings, Inc.(a)
75,000	5.000	03/01/14	80,020

			292,429

Pipelines(b) – 4.5%
Energy Transfer Partners LP
100,000	5.950	02/01/15	108,810
Enterprise Products Operating LLC
100,000	3.200	02/01/16	104,730
100,000	7.034	01/15/68	107,250
ONEOK Partners LP
100,000	3.250	02/01/16	104,793
Southern Union Co.(c)
100,000	3.483	11/01/66	82,250
Targa Resources Partners LP
300,000	8.250	07/01/16	311,623
TransCanada PipeLines Ltd.(c)
100,000	6.350	05/15/67	102,750

			922,206

Real Estate Investment Trust(b) – 2.1%
HCP, Inc.
100,000	3.750	02/01/16	103,112
Kilroy Realty LP
100,000	5.000	11/03/15	106,426
Simon Property Group LP
100,000	6.100	05/01/16	113,998
WEA Finance LLC(a)
100,000	5.750	09/02/15	108,746

			432,282

Retailers – 0.4%
Wal-Mart Stores, Inc.
75,000	5.375	04/05/17	88,003

Retailers – Food & Drug(b) – 0.5%
Rite Aid Corp.
100,000	9.750	06/12/16	110,000

Technology(b) – 2.3%
Fidelity National Information Services, Inc.
100,000	7.625	07/15/17	109,500
Hewlett-Packard Co.
150,000	3.000	09/15/16	154,305
International Business Machines Corp.
125,000	2.000	01/05/16	128,515
Texas Instruments, Inc.
75,000	2.375	05/16/16	78,822

			471,142

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation(b) – 0.6%
CSX Corp.
$ 100,000	6.250%	04/01/15	$ 113,723

Wireless Telecommunications(b) – 0.7%
Verizon Communications, Inc.
125,000	3.000	04/01/16	132,610

Wirelines Telecommunications(b) – 2.0%
AT&T, Inc.
100,000	2.400	08/15/16	103,178
Frontier Communications Corp.
200,000	7.875	04/15/15	219,000
Telefonica Emisiones SAU
100,000	4.949	01/15/15	94,500

			416,678

TOTAL CORPORATE OBLIGATIONS			$ 9,362,562

Mortgage-Backed Obligations – 53.2%
Collateralized Mortgage Obligations – 4.9%
Sequential Fixed Rate – 2.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
$ 100,000	2.220%	12/25/18	$ 102,725
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A1
99,121	1.337	06/25/16	100,158
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
200,000	1.655	11/25/16	204,026

			406,909

Sequential Floating Rate(c) – 2.9%
Darrowby PLC Series 2012- 1, Class A
GBP 100,000	2.746	02/20/44	156,966
Granite Mortgages PLC Series 2004-3, Class 2A1
$ 202,372	0.748	09/20/44	196,923
Permanent Master Issuer PLC Series 2011-2X, Class 1A2
250,000	2.017	07/15/42	251,539

			605,428

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 1,012,337

Commercial Mortgage-Backed Securities(c) – 0.8%
Sequential Floating Rate – 0.8%
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
$ 150,000	5.335%	08/12/37	$ 165,070

Federal Agencies – 47.5%
FNMA – 47.5%
17,529	4.000	04/01/39	18,648
43,168	4.000	05/01/39	45,924
176,775	4.000	08/01/40	188,201
150,577	4.000	09/01/40	160,308

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 138,600	4.000%		10/01/40	$ 147,559
408,224	4.000		11/01/40	434,607
416,038	4.000		12/01/40	442,929
82,381	4.000		01/01/41	87,704
44,752	4.000		03/01/41	47,669
47,799	4.000		07/01/41	50,915
63,524	4.000		09/01/41	67,665
95,432	4.000		10/01/41	101,653
136,744	4.000		11/01/41	145,659
178,456	4.000		12/01/41	190,090
200,000	4.000		06/01/42	215,844
2,000,000	2.500		TBA-15yr(e)	2,061,719
1,000,000	3.000		TBA-30yr(e)	1,022,773
3,000,000	3.500		TBA-30yr(e)	3,149,922
1,100,000	4.000		TBA-30yr(e)	1,170,453

TOTAL FEDERAL AGENCIES				$ 9,750,242

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 10,927,649

Asset-Backed Securities – 10.1%
Auto – 2.5%
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
$ 250,000	0.680%		06/15/15	$ 250,265
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4
250,000	2.140		08/22/16	253,231

				503,496

Collateralized Loan Obligations(c) – 3.0%
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
250,000	0.716		04/29/19	229,097
Grayson CLO Ltd. Series 2006-1A, Class A1A(a)
227,144	0.711		11/01/21	208,435
Westchester CLO Ltd. Series 2007-1X, Class A1A
203,528	0.691		08/01/22	187,981

				625,513

Student Loan(c) – 4.6%
Nelnet Student Loan Corp.Series 2004-2A, Class A4
213,802	0.607		08/26/19	213,224
SLM Student Loan Trust Series 2006-8, Class A4
250,000	0.546		10/25/21	248,800
SLM Student Loan Trust Series 2006-9, Class A4
250,000	0.536		10/25/22	248,456
SLM Student Loan Trust Series 2012-2, Class A
238,923	0.945		01/25/29	240,620

				951,100

TOTAL ASSET-BACKED SECURITIES				$ 2,080,109

Foreign Debt Obligations – 3.6%
Sovereign – 3.6%
Republic of Argentina
$ 100,000	7.000%		09/12/13	$ 88,203
EUR 99,000	0.000	(f)	12/15/35	11,275
Republic of Colombia
$ 100,000	7.375		03/18/19	130,750
Republic of Indonesia
100,000	11.625		03/04/19	147,000
Republic of Venezuela
100,000	7.750		10/13/19	77,000
Russian Federation(a)
200,000	3.250		04/04/17	201,000

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States(f)
MXN 1,113,000	0.000%	10/04/12	$ 82,483

TOTAL FOREIGN DEBT OBLIGATIONS			$ 737,711

Municipal Debt Obligation(c) – 1.0%
Florida – 1.0%
Florida Hurricane Catastrophe Fund Finance Corp. RB Floating Rate Notes Series 2007 A
$ 200,000	1.022%	10/15/12	$ 200,050

U.S. Treasury Obligation – 2.9%
United States Treasury Notes
$ 600,000	1.750%	05/15/22	$ 604,830

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$23,912,911

Short-term Investment(g) – 20.5%
Repurchase Agreement – 20.5%
Joint Repurchase Agreement Account II
$ 4,200,000	0.193%	07/02/12	$ 4,200,000

TOTAL INVESTMENTS – 136.9%			$ 28,112,911

LIABILITIES IN EXCESS OF OTHER ASSETS – (36.9)%			(7,578,060)

NET ASSETS – 100.0%			$ 20,534,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,432,396, which represents approximately 7.0% of net assets as of June 30, 2012.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(d)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $7,404,867, which represents approximately 36.1% of net assets as of June 30, 2012.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
RB	— Revenue Bonds

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Barclays Bank PLC	SEK/NOK	09/19/12	$13,241	$ 221
	GBP/USD	09/19/12	10,961	96
Citibank NA	AUD/NZD	09/19/12	11,171	4
	USD/EUR	09/19/12	40,182	56
	USD/JPY	09/19/12	51,708	292
	AUD/USD	09/19/12	6,723	145
	GBP/USD	09/19/12	7,055	51
Deutsche Bank AG (London)	EUR/GBP	09/19/12	14,100	54
	AUD/USD	09/19/12	33,524	688
	EUR/USD	09/19/12	26,299	177
	GBP/USD	09/19/12	29,237	126
HSBC Bank PLC	SEK/EUR	09/19/12	39,924	719
	EUR/USD	09/19/12	13,589	127
JPMorgan Securities, Inc.	USD/EUR	09/19/12	12,000	41
	USD/GBP	09/19/12	12,908	7
	AUD/USD	09/19/12	23,815	394
	EUR/USD	09/19/12	40,527	333
Royal Bank of Canada	CAD/USD	09/19/12	23,082	82
State Street Bank	NZD/JPY	09/19/12	51,831	713
	USD/GBP	09/19/12	13,086	31
TOTAL				$4,357
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Barclays Bank PLC	NOK/SEK	09/19/12	$ 13,208	$ (135)
	USD/AUD	09/19/12	12,641	(256)
	USD/GBP	09/19/12	37,248	(328)
	GBP/USD	09/19/12	13,328	(14)
Citibank NA	USD/AUD	09/19/12	25,847	(829)
	USD/EUR	09/19/12	37,995	(316)
	USD/GBP	09/19/12	13,078	(94)
	USD/NOK	09/19/12	56,956	(765)
	JPY/USD	09/19/12	19,806	(197)
Credit Suisse International (London)	USD/AUD	09/19/12	26,413	(568)
	USD/EUR	09/19/12	25,798	(242)
Deutsche Bank AG (London)	DKK/EUR	09/19/12	26,596	(17)
	NOK/SEK	09/19/12	23,941	(309)
	USD/AUD	09/19/12	44,388	(655)
	USD/CAD	09/19/12	13,698	(113)
	USD/EUR	09/19/12	51,160	(482)
	USD/GBP	09/19/12	13,579	(157)
HSBC Bank PLC	USD/AUD	09/19/12	7,474	(222)
	USD/GBP	09/19/12	12,408	(101)
	USD/NZD	09/19/12	13,322	(244)
JPMorgan Securities, Inc.	USD/AUD	09/19/12	10,159	(263)
	USD/CAD	09/19/12	13,160	(160)
	USD/EUR	09/19/12	50,659	(604)
	USD/GBP	09/19/12	7,055	(61)
	USD/GBP	07/12/12	156,900	(2,385)
	GBP/USD	09/19/12	13,086	(58)
Royal Bank of Canada	USD/CAD	09/19/12	67,811	(953)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
	USD/GBP	09/19/12	$33,802	$(328)
	USD/JPY	09/19/12	26,196	(196)
	CAD/USD	09/19/12	25,968	(32)
State Street Bank	USD/AUD	09/19/12	23,358	(798)
	USD/EUR	09/19/12	79,748	(906)
Westpac Banking Corp.	NZD/AUD	09/19/12	8,127	(11)
	USD/AUD	09/19/12	223,496	(4,981)
TOTAL				$(17,780)

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value
FNMA (Proceeds Receivable: $2,129,063)	4.000%	TBA-30yr	07/12/12	$(2,000,000)	$(2,128,594)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Ultra Long U.S. Treasury Bonds	1	September 2012	$166,844	$(1,096)
5 Year German Euro-Bobl	5	September 2012	629,450	(6,020)
10 Year German Euro-Bund	(1)	September 2012	(140,900)	(761)
2 Year U.S. Treasury Notes	4	September 2012	880,750	(531)
5 Year U.S. Treasury Notes	25	September 2012	3,099,219	(1,664)
10 Year U.S. Treasury Notes	(7)	September 2012	(933,625)	4,040
30 Year U.S. Treasury Bonds	(16)	September 2012	(2,367,500)	26,117
TOTAL				$ 20,085

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates (Paid) Received	Termination Date	Credit Spread at June 30, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Sold:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 18	$198	5.000%	06/20/17	5.870%	$(9,513)	$2,544

(a)

Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$28,168,782
Gross unrealized gain	30,968
Gross unrealized loss	(86,839)
Net unrealized security loss	$(55,871)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND†

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 74.2%
Collateralized Mortgage Obligations – 48.3%
Interest Only(a) – 0.0%
FNMA REMIC Series 1990-145, Class B
$ 775	1,004.961%	12/25/20	$ 12,853

Planned Amortization Class – 0.1%
FHLMC REMIC Series 2113, Class TE
208,606	6.000	01/15/14	214,192
FNMA REMIC Series 1993-225, Class WC
148,175	6.500	12/25/13	152,604

			366,796

Regular Floater(b) – 41.0%
Collateralized Mortgage Securities Corp. Series N, Class 2
75,979	1.067	08/25/17	76,237
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
1,437,668	0.795	02/25/48	1,438,658
FHLMC REMIC Series 1826, Class F
74,616	0.650	09/15/21	74,669
FHLMC REMIC Series 3371, Class FA
2,109,061	0.842	09/15/37	2,129,488
FHLMC REMIC Series 3545, Class FA
4,740,232	1.092	06/15/39	4,809,754
FHLMC REMIC Series 4039, Class FA
7,035,690	0.742	05/15/42	7,066,827
FHLMC REMIC Series 4057, Class BF
5,550,000	0.690	09/15/39	5,641,486
FHLMC REMIC Series 4057, Class FA
4,725,000	0.693	04/15/39	4,802,981
FNMA REMIC Series 1990-145, Class A
315,467	1.112	12/25/20	320,386
FNMA REMIC Series 1997-20, Class F
653,434	0.639	03/25/27	643,446
FNMA REMIC Series 1998-66, Class FC
160,847	0.743	11/17/28	162,125
FNMA REMIC Series 2010-123, Class FL
4,162,810	0.675	11/25/40	4,173,389
FNMA REMIC Series 2011-110, Class FE
6,976,722	0.645	04/25/41	6,977,457
FNMA REMIC Series 2012-56, Class FG
5,812,003	0.745	03/25/39	5,816,548
FNMA REMIC Series 2012-63, Class FE
1,371,198	0.645	06/25/38	1,371,516
FNMA REMIC Series 2012-65, Class FB
1,459,246	0.765	06/25/42	1,463,031
FNMA REMIC Series 2012-68, Class AF
5,550,000	0.690	02/25/39	5,539,594
FNMA REMIC Series 2012-68, Class FB
5,550,000	0.690	04/25/39	5,543,063
FNMA REMIC Series 2012-71, Class FL
4,925,000	0.741	07/25/42	4,929,039
GNMA REMIC Series 2001-25, Class AF
8,167,201	0.684	02/20/41	8,192,902
GNMA REMIC Series 2011-99, Class DF
6,781,914	0.643	07/16/41	6,801,954
GNMA REMIC Series 2012-12, Class HF
4,834,163	0.644	01/20/42	4,845,856
NCUA Guaranteed Notes Series 2010-A1, Class A
889,772	0.589	12/07/20	890,252

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
NCUA Guaranteed Notes Series 2010-R2, Class 1A
$ 1,610,998	0.610%	11/06/17	$ 1,612,886
NCUA Guaranteed Notes Series 2011-A1
2,700,000	0.269	06/12/13	2,700,000
NCUA Guaranteed Notes Series 2011-R1, Class 1A
1,179,714	0.690	01/08/20	1,181,972
NCUA Guaranteed Notes Series 2011-R2, Class 1A
3,350,038	0.640	02/06/20	3,354,357
NCUA Guaranteed Notes Series 2011-R3, Class 1A
3,601,008	0.641	03/11/20	3,605,228
NCUA Guaranteed Notes Series 2011-R4, Class 1A
5,380,249	0.621	03/06/20	5,381,931
NCUA Guaranteed Notes Series 2011-R5, Class 1A
5,211,641	0.620	04/06/20	5,213,065
NCUA Guaranteed Notes Series 2011-R6, Class 1A
4,905,749	0.621	05/07/20	4,907,282

			111,667,379

Sequential Fixed Rate – 5.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
2,000,000	2.220	12/25/18	2,054,487
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
5,000,000	2.699	05/25/18	5,265,357
FHLMC Multifamily Structured Pass-Through Certificates Series K705, Class A2
1,000,000	2.303	09/25/18	1,033,324
FNMA ACES Series 2009-M2, Class A2
3,250,000	3.334	01/25/19	3,457,649
FNMA REMIC Series 2009-70, Class AL
3,831,590	5.000	08/25/19	4,089,289
NCUA Guaranteed Notes Series 2010-R1, Class 2A
251,975	1.840	10/07/20	255,755

			16,155,861

Sequential Floating Rate(b) – 1.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K701, Class A2
2,250,000	3.882	11/25/17	2,494,969
NCUA Guaranteed Notes Series 2010-R1, Class 1A
1,008,575	0.691	10/07/20	1,010,348

			3,505,317

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$131,708,206

Federal Agencies – 25.9%
Adjustable Rate FHLMC(b) – 1.5%
$ 43,323	2.471%	08/01/16	$ 43,939
69,279	3.327	08/01/18	71,824
244,337	2.953	11/01/18	252,462
43,148	3.016	11/01/18	44,311
17,566	2.920	02/01/19	18,073
44,172	2.477	03/01/19	45,063
30,522	3.181	03/01/19	31,597
41,778	2.627	06/01/19	42,643
31,366	3.117	07/01/19	32,387
726,552	3.264	11/01/19	753,494
560,268	6.876	11/01/19	600,887
48,359	3.194	01/01/20	49,383
63,798	2.474	05/01/21	65,410
38,613	2.500	10/01/26	39,271
646,955	3.801	08/01/28	691,507

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND†

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(b) – (continued)
$ 319,230	2.655%	05/01/29	$ 332,808
40,495	4.186	06/01/29	44,082
64,155	2.451	04/01/30	66,343
62,940	4.332	06/01/30	68,515
162,676	2.643	12/01/30	167,091
48,485	2.480	02/01/31	50,451
13,777	2.770	06/01/31	14,425
412,985	4.086	05/01/35	438,402

			3,964,368

Adjustable Rate FNMA(b) – 2.2%
176,676	6.750	04/01/17	186,162
31,511	4.258	08/01/17	32,736
109,981	2.741	09/01/17	114,024
67,450	2.750	09/01/17	70,405
24,908	2.625	12/01/17	25,394
22,894	4.875	12/01/17	24,576
156,827	2.580	03/01/18	160,073
64,529	2.763	03/01/18	66,667
697,418	2.583	07/01/18	712,081
26,848	1.934	10/01/18	27,057
34,068	2.502	10/01/18	34,806
84,905	2.691	10/01/18	87,741
82,170	2.744	10/01/18	84,389
105,295	2.505	01/01/19	107,569
375,258	4.015	04/01/19	397,851
18,709	5.976	04/01/19	19,629
149,659	2.456	05/01/19	155,440
701,999	2.500	05/01/19	718,141
95,025	6.177	07/01/19	101,914
274,361	4.296	08/01/19	292,827
254,452	5.783	05/01/20	272,899
328,743	2.529	06/01/20	336,339
23,110	6.597	02/01/22	24,785
79,030	2.656	05/20/22	81,931
237,675	2.306	02/01/23	243,921
3,357	6.219	12/01/23	3,459
402,833	2.422	01/01/24	416,355
447,901	2.550	03/01/24	463,166
366,096	2.352	06/20/24	377,039
24,697	3.945	08/01/24	26,110
110,548	5.092	01/01/25	118,563
25,879	3.777	06/01/27	26,990
17,731	4.250	12/01/27	19,301
36,174	4.515	01/01/28	39,379
25,860	2.474	06/01/29	26,753
18,471	2.508	06/01/29	19,064
19,217	3.949	05/01/36	20,814
123,147	1.553	06/01/40	124,281
11,120	1.353	02/01/41	11,151

			6,071,782

Adjustable Rate GNMA(b) – 2.8%
7,329,968	1.625	08/20/34	7,593,161

FHLMC – 2.0%
30,455	6.500	03/01/13	31,082
11,616	6.500	04/01/13	11,734
12,691	6.500	05/01/13	12,953
19,460	6.500	06/01/13	19,814
407,244	8.000	12/01/15	437,020
368,997	5.500	01/01/20	401,460
195,745	7.000	04/01/21	226,877
118,008	7.000	08/01/21	136,830

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$ 1,150,896	7.000%		03/01/22	$ 1,329,853
341,668	7.000		05/01/22	394,798
1,144,230	7.000		06/01/22	1,322,159
10,815	4.500		05/01/23	11,534
20,772	7.000		12/01/25	24,551
1,000,000	4.000		06/01/42	1,079,258

				5,439,923

FNMA – 17.4%
269,019	5.500		01/01/13	272,475
205,998	8.000		01/01/16	219,317
435,041	7.000		03/01/17	473,311
79,707	7.000		05/01/17	86,719
1,300,000	3.660		01/01/18	1,415,378
1,073,763	2.800		03/01/18	1,136,849
2,539,871	5.500		03/01/18	2,755,761
275,918	5.500		04/01/18	299,371
740,000	3.840		05/01/18	813,874
9,329,112	3.738		06/01/18	10,233,140
2,300,000	2.960		11/01/18	2,438,335
1,607	5.000		08/01/19	1,736
11,221	5.000		09/01/19	12,112
7,779	5.000		11/01/19	8,405
29,459	5.000		01/01/20	31,829
784,770	3.416		10/01/20	847,798
588,930	3.632		12/01/20	644,027
5,933,605	4.316		07/01/21	6,747,154
95,144	7.000		07/01/21	108,314
184,669	7.000		11/01/21	210,760
103,204	7.000		12/01/21	117,917
208,729	7.000		01/01/22	238,372
41,103	7.000		02/01/22	46,916
2,300,000	4.000		08/01/26	2,451,658
4,800,000	4.000		09/01/26	5,116,502
145,332	7.000		01/01/28	169,178
122,525	6.500		04/01/33	138,258
1,991,538	4.500		11/01/40	2,133,824
100,000	4.000		06/01/42	107,922
1,000,000	2.500		TBA-15yr(d)	1,030,859
6,000,000	3.500		TBA-30yr(d)	6,296,953
900,000	4.000		TBA-30yr(d)	970,699

				47,575,723

GNMA – 0.0%
39,285	7.000		12/15/25	46,433
69,345	7.000		04/15/26	82,361

				128,794

TOTAL FEDERAL AGENCIES				$ 70,773,751

TOTAL MORTGAGE-BACKED OBLIGATIONS				$202,481,957

Agency Debentures – 9.0%
FHLB
$ 2,600,000	0.210%		01/04/13	$ 2,599,862
FHLMC
5,000,000	0.193	(b)	06/17/13	5,001,870
5,100,000	0.500		10/18/13	5,101,160
FNMA
11,200,000	0.600		11/14/13	11,218,687
700,000	0.375		03/16/15	697,877

TOTAL AGENCY DEBENTURES				$ 24,619,456

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND†

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 18.3%
Auto – 6.8%
Ally Master Owner Trust Series 2010-1, Class A(b)(c)
$ 6,500,000	1.992%	01/15/15	$ 6,549,825
Ford Credit Floorplan Master Owner Trust Series 2012-1, Class A(b)
3,500,000	0.712	01/15/16	3,510,550
Honda Auto Receivables Owner Trust Series 2012-1, Class A3
1,400,000	0.770	01/15/16	1,403,245
Nissan Auto Receivables Owner Trust Series 2012-A, Class A3
1,350,000	0.730	05/16/16	1,352,334
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
1,400,000	0.680	06/15/15	1,401,480
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4
1,900,000	2.140	08/22/16	1,924,557
Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A2
2,250,000	0.610	10/20/14	2,251,430

			18,393,421

Credit Card(b)(c) – 1.5%
World Financial Network Credit Card Master Trust Series 2006-A, Class A
4,200,000	0.372	02/15/17	4,167,816

Home Equity(c) – 0.3%
AH Mortgage Advance Trust Series SART-2, Class A1
800,000	3.270	09/15/43	801,583

Student Loan(b) – 9.7%
Access Group, Inc. Series 2002-1, Class A2
1,818,918	0.648	09/25/25	1,810,033
Brazos Higher Education Authority, Inc. Series 2005-2, Class A9
1,878,130	0.568	12/26/17	1,874,498
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
2,783,480	0.628	06/27/22	2,763,662
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
1,804,500	0.548	12/26/18	1,799,321
College Loan Corp. Trust Series 2004-1, Class A3
4,937,364	0.626	04/25/21	4,913,268
College Loan Corp. Trust Series 2005-1, Class A2
5,000,000	0.566	07/25/24	4,914,858
College Loan Corp. Trust Series 2005-2, Class A2
502,471	0.577	10/15/21	501,479
Education Funding Capital Trust I Series 2003-3, Class A3
1,640,082	0.738	03/16/20	1,637,895
Education Funding Capital Trust I Series 2004-1, Class A2
1,825,850	0.628	12/15/22	1,817,788
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
1,520,704	1.066	04/25/19	1,524,480
SLM Student Loan Trust Series 2006-5, Class A3
126,998	0.496	10/25/19	126,990

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
SLM Student Loan Trust Series 2012-3, Class A
$ 2,856,118	0.895%		12/26/25	$ 2,856,115

				26,540,387

TOTAL ASSET-BACKED SECURITIES				$ 49,903,207

U.S. Treasury Obligations – 1.8%
United States Treasury Inflation Protected Securities
$ 488,204	2.000%		07/15/14	$ 517,648
1,807,290	1.625		01/15/15	1,922,216
2,129,004	1.875	(e)	07/15/15	2,317,612

TOTAL U.S. TREASURY OBLIGATIONS				$ 4,757,476

TOTAL INVESTMENTS – 103.3%				$281,762,096

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%				(9,023,690)

NET ASSETS – 100.0%				$272,738,406

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,957,882, which represents approximately 4.8% of net assets as of June 30, 2012.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $8,298,512 which represents approximately 3.0% of net assets as of June 30, 2012.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
SART	— Servicer Advance Revolving Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

†	Formerly known as Goldman Sachs Ultra Short Duration Government Fund. Effective July 27, 2012, the Fund changed its name to the Goldman Sachs High Quality Floating Rate Fund.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND†

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(d)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-15yr	07/17/12	$(5,000,000)	$(5,317,969)
FNMA	4.500	TBA-30yr	07/12/12	(1,000,000)	(1,072,734)
TOTAL (Proceeds Receivable: $6,387,500)					$(6,390,703)

FUTURES CONTRACTS — At June 30, 2012, the Fund had following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	1	December 2012	$248,738	$1,035
Eurodollars	1	March 2013	248,688	1,485
Eurodollars	1	June 2013	248,625	2,010
Eurodollars	53	March 2014	13,166,525	25,193
Eurodollars	63	June 2014	15,643,687	74,956
Eurodollars	112	September 2014	27,795,600	114,115
Eurodollars	(53)	March 2015	(13,131,413)	(60,539)
Eurodollars	(112)	September 2015	(27,683,600)	(201,147)
Eurodollars	(63)	December 2015	(15,549,188)	(156,854)
2 Year U.S. Treasury Notes	80	September 2012	17,615,000	(7,969)
5 Year U.S. Treasury Notes	71	September 2012	8,801,781	8,728
10 Year U.S. Treasury Notes	(10)	September 2012	(1,333,750)	1,077
30 Year U.S. Treasury Bonds	78	September 2012	11,541,563	(85,441)
TOTAL				$(283,351)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Citibank NA	$24,300	(a)	12/19/17	3 month LIBOR	1.250%	$ (86,683)	$ (69,073)
	16,600	(a)	12/19/22	3 month LIBOR	2.000	(55,988)	(85,441)
Credit Suisse First Boston Corp.	12,900	(a)	12/19/19	3 month LIBOR	1.750	(179,921)	(35,797)
	1,600	(a)	12/19/42	3 month LIBOR	2.500	(2,501)	24,049
JPMorgan Securities, Inc.	119,000		12/31/12	3 month LIBOR	0.943	—	(696,059)
TOTAL						$(325,093)	$(862,321)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$278,002,767
Gross unrealized gain	4,269,450
Gross unrealized loss	(510,121)
Net unrealized security gain	$3,759,329

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

†	Formerly known as Goldman Sachs Ultra Short Duration Government Fund. Effective July 27, 2012, the Fund changed its name to the Goldman Sachs High Quality Floating Rate Fund.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L. P. (“GSAM”)’s assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which, are generally classified as Level 1, these investments are generally classified as in Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of the securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Funds sell mortgage backed securities and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Funds will not be entitled to accrue interest and principal payments on the securities sold.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities are securities that are authorized, but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, the Funds agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

iii. Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.

Short-term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but not limited to significant fluctuations in U.S. foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2012:

Enhanced Income Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$-	$230,160,137	$-
U.S. Treasury Obligations and/or Other U.S. Government Agencies	124,227,846	23,070,726	-
Asset-Backed Securities	-	36,672,779	76,601
Foreign Debt Obligations	4,725,375	4,146,076	-
Government Guarantee Obligations	-	56,902,017	-
Short-term Investments	-	23,697,111	-
Total	$128,953,221	$374,648,846	$76,601

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$139,334	$-	$-
Credit Default Swap Contracts	-	44,724	-
Total	$139,334	$44,724	$-

Liabilities(a)
Futures Contracts	$(1,376,918)	$-	$-

Government Income Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$-	$453,707,698	$-
U.S. Treasury Obligations and/or Other U.S. Government Agencies	99,226,475	186,536,813	-
Asset-Backed Securities	-	5,484,917	-
Government Guarantee Obligations	-	97,966,371	-
Municipal Debt Obligations	-	2,452,000	-
Short-term Investments	-	149,600,000	-
Total	$99,226,475	$895,747,799	$-

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$-	$(28,790,157)	$-

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$937,470	$-	$-
Interest Rate Swap Contracts	-	141,291	-
Total	$937,470	$141,291	$-

Liabilities(a)
Futures Contracts	$(1,542,008)	$-	$-
Interest Rate Swap Contracts	-	(108,473)	-
Total	$(1,542,008)	$(108,473)	$-

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Inflation Protected Securities Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$299,839,008	$-	$-
Short-term Investments	-	4,900,000	-
Total	$299,839,008	$4,900,000	$-

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$255,415	$-	$-

Liabilities(a)
Futures Contracts	$(283,411)	$-	$-

Short Duration Government Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$-	$1,402,541,220	$-
U.S. Treasury Obligations and/or Other U.S. Government Agencies	295,158,434	974,613,432	-
Government Guarantee Obligations	-	4,348,951	-
Short-term Investments	-	41,800,000	-
Total	$295,158,434	$2,423,303,603	$-

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$-	$(147,681,333)	$-

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$1,005,137	$-	$-
Interest Rate Swap Contracts	-	1,574,313	-
Total	$1,005,137	$1,574,313	$-

Liabilities(a)
Futures Contracts	$(2,945,171)	$-	$-
Interest Rate Swap Contracts	-	(3,439,071)	-
Total	$(2,945,171)	$(3,439,071)	$-

Short Duration Income Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$-	$9,362,562	$-
Mortgage-Backed Obligations	-	10,927,649	-
Asset-Backed Securities	-	2,080,109	-
Foreign Debt Obligations	-	737,711	-
Municipal Debt Obligation	-	200,050	-
U.S. Treasury Obligation	604,830	-	-
Short-term Investments	-	4,200,000	-
Total	$604,830	$27,508,081	$-

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$-	$(2,128,594)	$-

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$-	$4,357	$-
Futures Contracts	30,157	-	-
Credit Default Swaps Contracts	-	2,544	-
Total	$30,157	$6,901	$-

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$-	$(17,780)	$-
Futures Contracts	(10,072)	-	-
Total	$(10,072)	$(17,780)	$-

High Quality Floating Rate† Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$-	$180,954,833	$21,527,124
U.S. Treasury Obligations and/or Other U.S. Government Agencies	4,757,476	24,619,456	-
Asset-Backed Securities	-	49,903,207	-
Total	$4,757,476	$255,477,496	$21,527,124

Liabilities(a)
Fixed Income
Mortgage-Backed Obligations – Forward Sales Contracts	$-	$(6,390,703)	$-

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$228,599	$-	$-
Interest Rate Swap Contracts	-	24,049	-
Total	$228,599	$24,049	$-

Liabilities(a)
Futures Contracts	$(511,950)	$-	$-
Interest Rate Swap Contracts	-	(886,370)	-
Total	$(511,950)	$(886,370)	$-

†	Formerly known as Goldman Sachs Ultra Short Duration Government Fund. Effective July 27, 2012, the Fund changed its name to the Goldman Sachs High Quality Floating Rate Fund.

(a)	Amount shown represents unrealized gain (loss) at period end.

The following is a reconciliation of Level 3 investments for the period ended June 30, 2012:

Fixed Income Mortgage-Backed Obligations
Beginning Balance as of April 1, 2012	$ -
Realized gain (loss)	-
Unrealized gain (loss) relating to instruments still held at reporting date	186,999
Purchases	21,340,125
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance as of June 30, 2012	$21,527,124

Investments in Derivatives — The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of June 30, 2012. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Enhanced Income Risk	Assets		Liabilities
Interest rate	$139,334	(a)	$(1,376,918	)(a)
Credit	44,724		-
Total	$184,058		$(1,376,918)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Government Income Risk	Assets		Liabilities
Interest rate	$1,078,761	(a)	$(1,650,481	)(a)(b)

Inflation Protected Securities Risk	Assets		Liabilities
Interest rate	$255,415	(a)	$(283,411	)(a)

Short Duration Government Risk	Assets		Liabilities
Interest rate	$2,579,450	(a)	$(6,384,242	)(a)(b)

Short Duration Income Risk	Assets		Liabilities
Interest rate	$30,157	(a)	$(10,072	)(a)
Credit	2,544		-
Currency	4,357		(17,780)
Total	$37,058		$(27,852)

High Quality Floating Rate† Risk	Assets		Liabilities
Interest rate	$252,648	(a)	$(1,398,320	)(a)(b)

†	Formerly known as Goldman Sachs Ultra Short Duration Government Fund. Effective July 27, 2012, the Fund changed its name to the Goldman Sachs High Quality Floating Rate Fund.

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments.

(b)

Aggregate of amounts include $108,473, $3,439,071, and $886,370 for the Government Income, Short Duration Government and High Quality Floating Rate Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 2, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Enhanced Income	$18,700,000	$18,700,301	$19,107,602
Government Income	149,600,000	149,602,406	152,860,818
Inflation Protected Securities	4,900,000	4,900,079	5,006,805
Short Duration Government	41,800,000	41,800,672	42,711,111
Short Duration Income	4,200,000	4,200,068	4,291,547

REPURCHASE AGREEMENTS — At June 30, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Enhanced Income	Government Income	Inflation Protected Securities	Short Duration Government	Short Duration Income
BNP Paribas Securities Co.	0.190%	$1,890,894	$15,127,155	$495,475	$ 4,226,705	$424,693
Credit Suisse Securities LLC	0.150	3,781,789	30,254,310	990,950	8,453,410	849,386
Deutsche Bank Securities, Inc.	0.200	4,754,654	38,037,231	1,245,872	10,628,050	1,067,890
JPMorgan Securities LLC	0.250	3,356,338	26,850,700	879,468	7,502,402	753,830
Wells Fargo Securities LLC	0.180	4,916,325	39,330,604	1,288,235	10,989,433	1,104,201
TOTAL		$18,700,000	$149,600,000	$4,900,000	$41,800,000	$4,200,000

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At June 30, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.000%	03/01/27 to 06/01/42
Federal National Mortgage Association	2.500 to 7.500	12/01/14 to 07/01/42
Government National Mortgage Association	4.000	08/15/41
U.S. Treasury Notes	0.250 to 5.125	07/02/12 to 08/15/19

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 28, 2012

*	Print the name and title of each signing officer under his or her signature.